Other Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets

Note 7 – Other Assets

Other assets consist entirely of VAT receivables in the amounts of $213,593 and $179,927 at September 30, 2023 and December 31, 2022, respectively, which will be repaid to the Company by the applicable taxing authority upon the successful export of the products for which the taxes were originally paid.

Note 8 – Other Assets

Other assets consist entirely of a $179,927 and $147,194 VAT receivable at December 31, 2022 and 2021, respectively, which will be returned upon the successful export of the products purchased in which the taxes were originally paid.